Note 20 - Business Acquisition - Purchase Price and Adjustments (Details) - USD ($)		12 Months Ended
	Jan. 12, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill		$ 15,071,000	$ 4,559,000
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	544,610
Shares Issued, Price Per Share	$ 38.55
Purchase price assigned to Liberty common shares exchanged for Middlefield Banc Corp. shares	$ 20,995,000
Purchase price assigned to Liberty common shares exchanged for cash	21,173,000
Business Combination, Consideration Transferred	42,168,000
Previously held equity interest in Liberty	1,068,000	1,068,000
Liberty shareholders equity	30,474,000
Allowance for loan loss	3,257,000
Loans - interest rate	578,000
Loans - general credit	(2,161,000)
Core deposit intangible	3,087,000
Other	254,000
Time deposits	(141,000)
Deferred taxes	(906,000)
Change in control	(1,718,000)
Total net assets acquired	32,724,000
Goodwill	$ 10,512,000	$ 10,500,000